Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Net, Total	$ 1,439	$ 1,078
Deferred Tax Assets, Valuation Allowance, Total	$ 0	$ 0